Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 11,098	kr 10,691
Contingent liabilities
Guarantee commitments	7,471	4,802
Commitments
Committed undisbursed loans	kr 54,975	kr 75,369